CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash Flows From Operating Activities:
Net loss	$ (364,678)	$ (377,880)	$ (1,772,354)	$ (1,795,861)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	441,725	325,416	1,334,555	1,162,312
Noncash share-based compensation			425,000	113,045
Amortization of deferred loan fees	32,617	30,327	121,308	96,640
Gain on disposal of real estate	(38,973)	0	0	(26,382)
Changes in operating assets and liabilities:
Rent and other receivables	(231,138)	(13,659)	(6,450)	(82,698)
Property tax and insurance reserves			0	260,123
Other assets	(301,044)	(204,212)	(98,702)	28,463
Accounts payable and accrued liabilities	(416,650)	(92,473)	252,842	312,231
Resident security deposits	42,662	15,441	117,431	129,263
Net cash used in operating activities	(835,479)	(317,040)	373,630	197,136
Cash Flows From Investing Activities:
Acquisitions of single-family residential properties	(4,297,427)	0	(8,986,000)	(8,843,168)
Capital improvements for single-family residential properties	(147,056)	(96,721)	(506,581)	(323,584)
Proceeds from disposition of single-family residential property	110,122	0	0	69,875
Lease origination costs	(65,342)	(22,292)	(222,985)	(172,690)
Escrow deposits			38,401	(47,418)
Refunds of escrow deposits	39,963	0
Net cash used in investing activities	(4,359,740)	(119,013)	(9,677,165)	(9,316,985)
Cash Flows From Financing Activities:
Proceeds from issuance of shares			18,473,100	0
Proceeds from notes payable	5,020,000	0	0	8,402,880
Payments of notes payable	(110,038)	0	(76,385)	(34,610)
Payment of loan fees	(68,721)	0	0	(244,052)
Payments of deferred stock issuance costs	(40,666)	(78,087)	(1,188,501)	(207,307)
Net cash provided by (used in) financing activities	4,800,575	(78,087)	17,208,214	7,916,911
Net Decrease In Cash	(394,644)	(514,140)	7,904,679	(1,202,938)
Cash at the Beginning of the Period	10,044,977	2,140,298	2,140,298	3,343,236
Cash at the End of the Period	9,650,333	1,626,158	10,044,977	2,140,298
Supplemental Disclosure:
Cash paid for interest	$ 251,172	$ 225,935	912,328	625,421
Noncash deferred stock issuance costs			$ 742,757	$ 0